Note 37 - Significant Events After the Reporting Period (Details Textual) - Convertible loan to Astrikos AI [member] - USD ($)	Mar. 17, 2026	Dec. 31, 2025
Statement Line Items [Line Items]
Notional amount		$ 500,000
Entering into significant commitments or contingent liabilities [member]
Statement Line Items [Line Items]
Notional amount	$ 491,896